Loans receivable (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans Receivable Details [Line Items]
Allowance for credit losses	$ 1,235
Provision for loan losses, recoveries	$ 588	$ 653
Allowance account for credit losses pessimistic scenario forecast assumption percentage	100.00%
Top of range [member]
Loans Receivable Details [Line Items]
Allowance for credit losses		$ 1,222